Related Party Transactions (Tables)	3 Months Ended	12 Months Ended
	Aug. 31, 2023	May 31, 2023
Unique Logistics International, Inc. [Member]
Related Party Transactions (Tables) [Line Items]
Schedule of Due to Related Parties

The Company has the following debt due to related parties:

	August 31, 2023	May 31, 2023
Due to FTS(1)	$801,310	$801,310
Due to ULHK(2)	8,500,000	12,750,000
	9,301,310	13,551,310
Less: current portion	(301,310)	(4,801,310)
	$9,000,000	$8,750,000

(1)      Two Notes due to Frangipani Trade Services (“FTS”), an entity owned by the Company’s CEO:

(2)      Due to ULHK, the entity with over 10% investment in the Company.

The Company has the following debt due to related parties:
	May 31, 2023	May 31, 2022
Due to FTS(1)	$801,310	$602,618
Due to ULHK(4)	12,750,000	—
Due to employee(2)	—	30,000
Due to employee(3)	—	66,658
	13,551,310	699,276
Less: current portion	(4,801,310)	(301,308)
	$8,750,000	$397,968

(1)      Two Notes due to Frangipani Trade Services (“FTS”), an entity owned by the Company’s CEO:

(2)      On May 29, 2020, the Company entered into a $90,000 payable with an employee. The payment terms consist of thirty-six monthly non-interest-bearing payments of $2,500 from the date of closing. This Note is fully paid off as of May 31, 2023.

(3)      On May 29, 2020, the Company entered into a $200,000 payable with an employee. The payment terms consist of thirty-six monthly non-interest-bearing payments of $5,556 from the date of closing. This Note is fully paid off as of May 31, 2023.

(4)      Due to ULHK, the entity with over 10% investment in the Company.